Consolidated Statement of Stockholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Balance, Amount at Jun. 07, 2010
Balance, Shares at Jun. 07, 2010
Common Stock Issued for Cash at Initial Capitalization for $0.001 per share , Shares	3,000,000			3,000,000
Common Stock Issued for Cash at Initial Capitalization for $0.001 per share , Value	3,000			3,000
Common Stock Issued for Cash at $0.01 per share, Shares	1,000,000			1,000,000
Common Stock Issued for Cash at $0.01 per share, Value	1,000	9,000		10,000
Common Stock Issued for at $0.025 per share, Shares	11,600			11,600
Common Stock Issued for at $0.025 per share,Value	12	2,888		2,900
Net Loss			(14,352)	(14,352)
Balance, Amount at Apr. 30, 2011	4,012	11,888	(14,352)	1,548
Balance, Shares at Apr. 30, 2011	4,011,600			4,011,600
Net Loss			(57,591)	(57,591)
Balance, Amount at Apr. 30, 2012	4,012	11,888	(71,943)	(56,043)
Balance, Shares at Apr. 30, 2012	4,011,600			4,011,600
Net Loss			(11,678)	(11,678)
Balance, Amount at Jul. 31, 2012	$ 4,012	$ 11,888	$ (83,621)	$ (67,721)
Balance, Shares at Jul. 31, 2012	4,011,600		(83,621)	4,011,600